Offerings	May 13, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, to be issued to shareholders of D. Boral ARC Acquisition I Corp. ("BCAR")
Amount Registered | shares	41,200,000
Proposed Maximum Offering Price per Unit | $ / shares	10.67
Maximum Aggregate Offering Price	$ 439,604,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,709.32
Offering Note

1	Represents Common Stock issuable, pursuant to the Business Combination described in the proxy statement/prospectus forming part of this registration statement, to holders of (i) 28,000,000 Class A ordinary shares of BCAR, (ii) holders of 12,000,000 Class B ordinary shares of BCAR, and holders of 200,000 Class A ordinary shares of BCAR underlying the private units, each consisting of one Class A ordinary share and one -half of one warrant (the “Private Units”), issued in a private placement that closed concurrently with BCAR’s initial public offering. The per unit price is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate is based on the average of the high and low prices of BCAR Class A Ordinary Shares, as quoted on the Nasdaq Global Market on May 8, 2026, which was approximately $10.67 per share
2	Represents the warrants issuable to holders of 14,000,000 public warrants of BCAR and 200,000 private warrants of BCAR. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the warrants has been allocated to the Common Stock underlying BCAR’s public warrants, and those shares of Class A Common Stock are included in the total registration fee.
3	Represents 14,000,000 shares of Common Stock underlying BCAR’s public warrants and 200,000 shares of Common Stock underlying BCAR’s private warrants, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of BCAR’s public warrants as quoted on Nasdaq Global Market on May 8, 2026, which was $1.59 per warrant.
4	Rule 457(f) Fee Calculation Details

The amount to be registered represents the maximum amount of Class A Common Stock issuable to the stockholders of Exascale in connection with the Business Combination described in the proxy statement/prospectus forming part of this registration statement. The value per share of the securities to be received by Exascale upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Exascale is a private company, no market exists for its securities, and Exascale has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by BCAR in connection with the securities to be exchanged in the Business Combination.

Amount of Securities to be Received or Cancelled	Value per Share of Securities to be Received or Cancelled	Total Value of Securities to be Received or Cancelled	Cash Consideration Received by the registrant	Cash Consideration (Paid) by the registrant	Maximum Aggregate Offering Price
19,256,000	$0.003	$57,768			$57,768

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants of BCAR
Amount Registered | shares	14,200,000
Proposed Maximum Offering Price per Unit | $ / shares	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note

1	Represents Common Stock issuable, pursuant to the Business Combination described in the proxy statement/prospectus forming part of this registration statement, to holders of (i) 28,000,000 Class A ordinary shares of BCAR, (ii) holders of 12,000,000 Class B ordinary shares of BCAR, and holders of 200,000 Class A ordinary shares of BCAR underlying the private units, each consisting of one Class A ordinary share and one -half of one warrant (the “Private Units”), issued in a private placement that closed concurrently with BCAR’s initial public offering. The per unit price is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate is based on the average of the high and low prices of BCAR Class A Ordinary Shares, as quoted on the Nasdaq Global Market on May 8, 2026, which was approximately $10.67 per share
2	Represents the warrants issuable to holders of 14,000,000 public warrants of BCAR and 200,000 private warrants of BCAR. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the warrants has been allocated to the Common Stock underlying BCAR’s public warrants, and those shares of Class A Common Stock are included in the total registration fee.
3	Represents 14,000,000 shares of Common Stock underlying BCAR’s public warrants and 200,000 shares of Common Stock underlying BCAR’s private warrants, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of BCAR’s public warrants as quoted on Nasdaq Global Market on May 8, 2026, which was $1.59 per warrant.
4	Rule 457(f) Fee Calculation Details

The amount to be registered represents the maximum amount of Class A Common Stock issuable to the stockholders of Exascale in connection with the Business Combination described in the proxy statement/prospectus forming part of this registration statement. The value per share of the securities to be received by Exascale upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Exascale is a private company, no market exists for its securities, and Exascale has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by BCAR in connection with the securities to be exchanged in the Business Combination.

Amount of Securities to be Received or Cancelled	Value per Share of Securities to be Received or Cancelled	Total Value of Securities to be Received or Cancelled	Cash Consideration Received by the registrant	Cash Consideration (Paid) by the registrant	Maximum Aggregate Offering Price
19,256,000	$0.003	$57,768			$57,768

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of Warrants of BCAR
Amount Registered | shares	14,200,000
Proposed Maximum Offering Price per Unit | $ / shares	1.59
Maximum Aggregate Offering Price	$ 22,578,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,118.03
Offering Note

1	Represents Common Stock issuable, pursuant to the Business Combination described in the proxy statement/prospectus forming part of this registration statement, to holders of (i) 28,000,000 Class A ordinary shares of BCAR, (ii) holders of 12,000,000 Class B ordinary shares of BCAR, and holders of 200,000 Class A ordinary shares of BCAR underlying the private units, each consisting of one Class A ordinary share and one -half of one warrant (the “Private Units”), issued in a private placement that closed concurrently with BCAR’s initial public offering. The per unit price is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate is based on the average of the high and low prices of BCAR Class A Ordinary Shares, as quoted on the Nasdaq Global Market on May 8, 2026, which was approximately $10.67 per share
2	Represents the warrants issuable to holders of 14,000,000 public warrants of BCAR and 200,000 private warrants of BCAR. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the warrants has been allocated to the Common Stock underlying BCAR’s public warrants, and those shares of Class A Common Stock are included in the total registration fee.
3	Represents 14,000,000 shares of Common Stock underlying BCAR’s public warrants and 200,000 shares of Common Stock underlying BCAR’s private warrants, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of BCAR’s public warrants as quoted on Nasdaq Global Market on May 8, 2026, which was $1.59 per warrant.
4	Rule 457(f) Fee Calculation Details

The amount to be registered represents the maximum amount of Class A Common Stock issuable to the stockholders of Exascale in connection with the Business Combination described in the proxy statement/prospectus forming part of this registration statement. The value per share of the securities to be received by Exascale upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Exascale is a private company, no market exists for its securities, and Exascale has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by BCAR in connection with the securities to be exchanged in the Business Combination.

Amount of Securities to be Received or Cancelled	Value per Share of Securities to be Received or Cancelled	Total Value of Securities to be Received or Cancelled	Cash Consideration Received by the registrant	Cash Consideration (Paid) by the registrant	Maximum Aggregate Offering Price
19,256,000	$0.003	$57,768			$57,768

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, to be issued to shareholders of Exascale Labs Holdings Inc.("Exascale")
Amount Registered | shares	19,256,000
Maximum Aggregate Offering Price	$ 57,768
Fee Rate	0.01381%
Amount of Registration Fee	$ 7.98
Offering Note

1	Represents Common Stock issuable, pursuant to the Business Combination described in the proxy statement/prospectus forming part of this registration statement, to holders of (i) 28,000,000 Class A ordinary shares of BCAR, (ii) holders of 12,000,000 Class B ordinary shares of BCAR, and holders of 200,000 Class A ordinary shares of BCAR underlying the private units, each consisting of one Class A ordinary share and one -half of one warrant (the “Private Units”), issued in a private placement that closed concurrently with BCAR’s initial public offering. The per unit price is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate is based on the average of the high and low prices of BCAR Class A Ordinary Shares, as quoted on the Nasdaq Global Market on May 8, 2026, which was approximately $10.67 per share
2	Represents the warrants issuable to holders of 14,000,000 public warrants of BCAR and 200,000 private warrants of BCAR. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the warrants has been allocated to the Common Stock underlying BCAR’s public warrants, and those shares of Class A Common Stock are included in the total registration fee.
3	Represents 14,000,000 shares of Common Stock underlying BCAR’s public warrants and 200,000 shares of Common Stock underlying BCAR’s private warrants, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of BCAR’s public warrants as quoted on Nasdaq Global Market on May 8, 2026, which was $1.59 per warrant.
4	Rule 457(f) Fee Calculation Details

The amount to be registered represents the maximum amount of Class A Common Stock issuable to the stockholders of Exascale in connection with the Business Combination described in the proxy statement/prospectus forming part of this registration statement. The value per share of the securities to be received by Exascale upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Exascale is a private company, no market exists for its securities, and Exascale has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by BCAR in connection with the securities to be exchanged in the Business Combination.

Amount of Securities to be Received or Cancelled	Value per Share of Securities to be Received or Cancelled	Total Value of Securities to be Received or Cancelled	Cash Consideration Received by the registrant	Cash Consideration (Paid) by the registrant	Maximum Aggregate Offering Price
19,256,000	$0.003	$57,768			$57,768